Real Estate Charges (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012 sqft	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 sqft
Restructuring Cost and Reserve [Line Items]
Area of office space to be sub-leased (in square feet)	510,000				380,000
Portion of office space subleased (in hundredths)	50.00%				80.00%
Consolidated number of office locations in New York					2
Number of Locations					3
Portion of office space to be subleased in New York (in hundredths)	70.00%
Real estate charges		$ 26,700,000	$ 202,600,000
Real estate liability restructuring reserve [Abstract]
Balance as of beginning of period		238,784,000	71,164,000
Expense incurred		17,388,000	181,589,000	7,235,000	101,698,000
Deferred rent		327,000	27,000,000
Payments made		(48,636,000)	(42,833,000)
Interest accretion		3,398,000	1,864,000
Balance as of end of period		211,261,000	238,784,000	71,164,000
2010-2012 Plan Charges [Member]
Restructuring Cost and Reserve [Line Items]
Change in estimate related to real estate charge		15,800,000
Real estate asset write-off charge		200,000
New Charges [Member]
Restructuring Cost and Reserve [Line Items]
Real estate charges		10,400,000
Change in estimate related to real estate charge		5,300,000
Real estate asset write-off charge		3,600,000
New charge related to 2012 plan		1,500,000
Total Charges [Member]
Restructuring Cost and Reserve [Line Items]
Change in estimate related to real estate charge		16,100,000
Other change in estimated charges		300,000
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Projected Pre-Tax real estate charges as part of workforce reduction	225,000,000
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Projected Pre-Tax real estate charges as part of workforce reduction	$ 250,000,000